Jan. 02, 2020
Hardman Johnston International Growth Fund
Hardman Johnston International Growth Fund

Hardman Johnston International Growth Fund
a series of Manager Directed Portfolios (the “Trust”)
Supplement dated January 2, 2020 to the Prospectus dated February 28, 2019, as previously supplemented
Effective January 1, 2020, Hardman Johnston Global Advisors LLC became the sub-advisor to the Hardman Johnston International Growth Fund (the “International Growth Fund” or the “Fund”) under an interim sub-advisory agreement that with Marmont Partners LLC, the Fund’s investment advisor, was approved by the Board of Trustees of the Trust on October 28, 2019.
Effective January 1, 2020, the information under the heading “Principal Investment Strategies” in the summary section for the International Growth Fund is deleted and replaced as follows:

Principal Investment Strategies
The International Growth Fund seeks to achieve its investment objective by investing in a portfolio that primarily consists of securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The countries within the index in which the Fund will invest will be determined by the Fund’s sub-advisor, Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”).
Under normal circumstances, the International Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The International Growth Fund may invest in securities of companies located or operating within developed markets, as well as emerging and frontier markets.
The International Growth Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Please retain this supplement with your Prospectus for future reference.